Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

A2. Earnings per share

Basic earnings per share is calculated by dividing the profit after tax attributable to equity holders of the Company by the weighted average number of shares in issue during the year, excluding those held in the Rentokil Initial Employee Share Trust (see note at the bottom of the Consolidated Statement of Changes in Equity) which are treated as cancelled, and including share options for which all conditions have been met.

For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to include all potential dilutive ordinary shares. The Group’s potentially dilutive ordinary shares relate to the contingent issuable shares under the Group’s long-term incentive plans (LTIPs) to the extent that the performance conditions have been met at the end of the period. These share options are issued for nil consideration to employees if performance conditions are met.

For the calculation of diluted earnings per share, 18,422 share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2023 (31 December 2022: 1,290,294; 31 December 2021: nil).

Details of the calculation of earnings per share are set out below:

	2023		2022		2021
	£m		£m		£m
Profit attributable to equity holders of the Company	381		232		263

Weighted average number of ordinary shares in issue (million)	2,516		2,002		1,858
Adjustment for potentially dilutive shares (million)	11		12		8
Weighted average number of ordinary shares for diluted earnings per share (million)	2,527		2,014		1,866

Basic earnings per share	15.14	p	11.57	p	14.16	p
Diluted earnings per share	15.07	p	11.51	p	14.10	p